SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENT OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
STATEMENT OF CASH FLOWS
Net cash (used in) provided by operating activities	¥ 1,467,544,503	$ 209,856,075	¥ 1,523,386,291	¥ 1,391,444,390
Net cash provided by investing activities	(1,066,291,102)	(152,477,599)	122,034,285	(1,683,641,707)
Net cash used in financing activities	79,244,511	11,331,815	(1,935,176,217)	1,227,458,379
Effect of foreign exchange rate changes	(8,236,847)	(1,177,857)	6,894,284	2,286,656
Net increase (decrease) in cash and cash equivalents	472,261,065	67,532,434	(282,861,357)	937,547,718
Cash and cash equivalents, beginning of year	2,133,907,283		1,661,646,218	1,944,507,575	$ 305,144,683	$ 237,612,249	¥ 1,006,959,857
Cash and cash equivalents, end of year	¥ 2,133,907,283		1,661,646,218	1,944,507,575	$ 305,144,683	237,612,249	1,006,959,857
Currency exchange rate	6.9931				6.9931
Parent Company | Reportable legal entity
STATEMENT OF CASH FLOWS
Net cash (used in) provided by operating activities	¥ 247,024,682	35,324,059	(8,157,418)	(5,736,205)
Collection of amounts due from subsidiaries and VIEs	(629,234,299)	(89,979,308)	(307,016,845)	(74,701,887)
Net cash provided by investing activities	629,234,299	89,979,308	307,016,845	74,701,887
Contribution from shareholders	19,087,375	2,729,458	122,507	1,099,619
Repurchase of common shares	(733,975,533)	(104,957,105)	(182,204,126)	(24,872,828)
Dividend paid	(154,770,124)	(22,131,833)	(116,639,508)	(58,401,356)
Net cash used in financing activities	(869,658,282)	(124,359,480)	(298,721,127)	(82,174,565)
Effect of foreign exchange rate changes	(25,382)	(3,630)	18,968	131,100
Net increase (decrease) in cash and cash equivalents	6,575,317	$ 940,257	157,268	(13,077,783)
Cash and cash equivalents, beginning of year	7,934,940		1,359,623	1,202,355	$ 1,134,681	194,424	14,280,138
Cash and cash equivalents, end of year	¥ 7,934,940		¥ 1,359,623	¥ 1,202,355	$ 1,134,681	$ 194,424	¥ 14,280,138
Currency exchange rate	6.9931				6.9931